SCHWAB INVESTMENTS

Schwab Global Real Estate Fund
(the “fund”)

Supplement dated February 10, 2012 to the
Prospectus dated June 28, 2011,
and the Summary Prospectus dated June 28, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective February 10, 2012, Dionisio Meneses, Jr., the portfolio manager of the fund will be replaced by Paul Alan Davis. Accordingly, the following changes are being made:

The “Portfolio manager” section on Page 4 of the Summary Prospectus and Page 5 of the Prospectus is deleted and replaced in its entirety with the following:

Paul Alan Davis, CFA, a portfolio manager of the investment adviser, is responsible for the day-to-day management of the fund. He has managed the fund since February 2012.

Paragraph 4 of the “Fund management” Section on Page 10 of the Prospectus is deleted and replaced in its entirety with the following:

Paul Alan Davis, CFA, a portfolio manager of the investment adviser, is responsible for the day-to-day management of the fund. He has managed the fund since February 2012. Prior joining the firm in 2003, he worked for more than 12 years in portfolio management.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG63307-00 (02/2012) © 2012 All Rights Reserved

SCHWAB INVESTMENTS

Schwab Global Real Estate Fund
(the “fund”)

Supplement dated February 10, 2012 to the
Statement of Additional Information dated June 28, 2011

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the
Statement of Additional Information.

Effective February 10, 2011, Dionisio Meneses, Jr., the portfolio manager of the fund, will be replaced by Paul Alan Davis. Accordingly, the following changes are being made:

The first paragraph and the table under the “Portfolio Manager” section on page 48 of the Statement of Additional Information, is deleted and replaced in its entirety with the following:

Other Accounts. In addition to the fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of January 31, 2012.

Registered Investment
Companies
(this amount does not include
	the fund in this Statement of		Other Pooled
	Additional Information)		Investment Vehicles		Other Accounts
	Number of		Number of		Number of
Name	Accounts	Total Assets	Accounts	Total Assets	Accounts	Total Assets
Paul Alan Davis	10	$4,894,742,933	0	—	0	—

The sub-section entitled “Ownership of Fund Shares” under the “Portfolio Manager” section on page 51 of the Statement of Additional Information, is deleted and replaced in its entirety with the following:

Ownership of Fund Shares. The following table shows the dollar amount range of the portfolio manager’s “beneficial ownership” of shares of the fund as of February 2, 2012. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

Dollar Range of Fund
Portfolio Manager	Fund	Shares Owned
Paul Alan Davis	Schwab Global Real Estate Fund	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG66341-00 (02/2012) © 2012 All Rights Reserved